STATEMENT OF CASH FLOWS	6 Months Ended
Dec. 31, 2021 USD ($)
Cash flow from operating activities
Net loss	$ (138,439)
Investment income on Trust Account	(24,163)
Changes in operating assets and liabilities:
Prepaid expenses	416,012
Accounts payable	5,719
Franchise tax payable	77,582
Net cash used in operating activities	(495,313)
Cash flow from investing activities
Cash deposited in Trust Account	(280,140,000)
Net cash used in investing activities	(280,140,000)
Cash flows from financing activities
Note payable- related party	96,500
Repayment of note payable related party	(96,500)
Issuance of common stock to initial shareholders	25,000
Issuance of representative shares	870
Payment of offering costs associated with initial public offerings	(6,000,526)
Sale of units in initial public offering	276,000,000
Proceeds from private placement units	11,710,000
Net cash provided by financing activities	281,735,344
Net increase in cash and cash equivalents	1,100,031
Cash at beginning of period
Cash at end of period	1,100,031
Supplemental disclosure of non-cash financing activities:
Deferred underwriting commissions	9,660,000
Accretion of carrying value to redemption value	$ 32,634,526